Stockholder’s Equity - Schedule of Black-Scholes Model (Details)	Dec. 08, 2025 $ / shares
Schedule of Black-Scholes Model [Abstract]
Exercise price	$ 14.43
Risk-free interest rate	3.81%
Volatility	90.00%
Expected life (years)	7 years
Dividend yield	0.00%